Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associate and joint ventures
Non-current assets	$ 85,351	$ 78,208
Current assets	28,723	25,827
Total liabilities	(65,355)	(63,164)
Net assets	48,719	40,871
Amount attributable to AstraZeneca	122	131
Goodwill	161	152
Exchange adjustments	19	(15)
Carrying value of investments in associates and joint ventures	302	268	$ 147
All entity's associates and joint ventures
Disclosure of associate and joint ventures
Non-current assets	690	577
Current assets	756	508
Total liabilities	(553)	(516)
Net assets	$ 893	$ 569